Note 4 - Advances for Vessels Acquisitions Under Construction (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Advances for Vessels Acquisition Under Construction [Table Text Block]
Advances for vessels acquisitions / under construction
Balance, December 31, 2014	34,375
— Additions	54,067
— Transferred to Vessels	(63,344)
Balance, December 31, 2015	25,098
— Additions	72,495
— Transferred to Vessels	(97,593)
Balance, December 31, 2016	-